16. Stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding, beginning of year	20,692	20,692	0
Granted	0	0	20,692
Cancelled/Expired	(20,692)	0	0
Exercised	0	0	0
Outstanding, end of year	0	20,692	20,692
Exercisable, end of year	0	0	0
Weighted average exercise price
Options Outstanding, Beginning	$ 3.44	$ 3.44	$ 0.00
Options Granted	0.00	0.00	3.44
Options cancelled/ expired	(3.44)	(0.00)	(0.00)
Options Exercised	0.00	0.00	0.00
Options Outstanding, Ending	0.00	3.44	3.44
Options Exercisable, Ending	$ 0.00	$ 0.00	$ 0.00